Short-Term and Long-Term Borrowings (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Debt Instrument [Line Items]
Total amount of loans	$ 8,761,760	$ 7,879,608
Bear interest rate	0.00%	4.00%	8.00%
Interest expense	$ 489,677	$ 315,012	$ 499,708
Long-term borrowing amount	71,743	46,670
Short-Term Debt [Member]
Debt Instrument [Line Items]
Short-term borrowing interest expense	1,086,384	998,758	1,536,169
Total amount of loans	16,244,870	$ 16,036,184
Mr. Tao Ling [Member]
Debt Instrument [Line Items]
Bank loans			284,998
Fixed certificate of deposit			314,922
Restricted cash			314,922
Long term bank loans			$ 1,424,988
Short Term Bank Loans [Member] | Mr. Tao Ling [Member]
Debt Instrument [Line Items]
Total amount of loans	3,277,474
Bank of Nanjing [Member]
Debt Instrument [Line Items]
Total amount of loans	$ 142,499